Nature of Operations And Going Concern Uncertainty	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Text Block [Abstract]
Nature of Operations And Going Concern Uncertainty
1.	Nature of operations and going concern uncertainty
The Very Good Food Company Inc. (the “
Company
”) was incorporated on December 27, 2016, under the laws of the province of British Columbia, Canada. The Company is an emerging plant-based food technology company that designs, develops, produces, distributes, and sells a variety of plant-based meats and other food alternatives. To date, the Company has developed a core product line under The Very Good Butchers brand. The Company changed its name from The Very Good Butchers Inc. to The Very Good Food Company Inc. on October 1, 2019.
Effective June 18, 2020, the Company’s common shares commenced trading on the Canadian Securities Exchange (the “
CSE
”) under the symbol “VERY”. Effective July 27, 2020, the Company’s shares commenced trading on the Frankfurt Stock Exchange under the symbol “0SI”. Effective October 14, 2020, the Company’s shares commenced trading on the OTC QB Market under the symbol “VRYYF”. Effective March 17, 2021, the Company’s shares commenced trading on the TSX Venture Exchange. The Company ceased trading on the CSE on March 16, 2021. Effective October 13, 2021, the Company’s common shares commenced trading on the Nasdaq Capital Market under the symbol “VGFC”.
The Company’s registered and records office are located at 800 – 885 West Georgia Street, Vancouver, British Columbia, BC V6C 3H1.
These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to realize its assets and satisfy its liabilities in the normal course of business for the foreseeable future.
For the year ended December 31, 2021, the Company generated a net loss of $54,559,923 (2020 - $13,858,800) and negative cash flows from operations of $41,926,328 (2020 - $9,660,481). The Company expects to incur further losses in the development of its business and has significant capital projects planned. The continued operations of the Company are dependent on management’s ability to manage costs, raise additional equity or debt, and on future profitable operations. Whether and when the Company can generate sufficient operating cash flows to pay for its expenditures and settle its obligations as they fall due is uncertain. Furthermore there can be no assurances that the Company will be able to raise funds through future debt or equity issuances. As a result of these conditions, management has concluded, in making its going concern assessment, that there are material uncertainties related to events and conditions that may cast significant doubt upon the Company’s ability to continue as a going concern.
These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and statement of financial position classifications that would be necessary were the going concern assumption inappropriate. These adjustments could be material.
Covid-19
Estimation Uncertainty
On March 11, 2020, the World Health Organization declared the outbreak of the novel coronavirus (“
COVID-19
”) a global pandemic. This has resulted in governments worldwide, including the Canadian government, to enact emergency measures to combat the spread of the virus. These measures, which include social distancing, the implementation of travel bans, and closures of non-essential
businesses, have caused material disruption to businesses globally, resulting in an economic slowdown. As at December 31, 2021, the Company has not observed any material impairments of our assets or a significant change in the fair value of assets due to the
COVID-19
pandemic.
The situation is dynamic and the ultimate duration and magnitude of the impact of
COVID-19
on the economy and the financial effect on our business, financial position and operating results remain unknown at this time. These impacts could include the ability of the Company to raise capital, the impairment in the value of our long-lived assets, or potential future decreases in revenue or the profitability of our ongoing and future operations. The Company is closely monitoring the impact of the pandemic on all aspects of its business.

1.	Nature and continuance of operations
The Very Good Food Company Inc. (the “
Company
”) was incorporated on December 27, 2016, under the laws of the province of British Columbia, Canada. The Company is an emerging plant-based food technology company that designs, develops, produces, distributes and sells a variety of plant-based meats and other food alternatives. To date, the Company has developed a core product line under The Very Good Butchers brand. The Company changed its name from The Very Good Butchers Inc. to The Very Good Food Company Inc. on October 1, 2019. Effective June 18, 2020, the Company’s common shares commenced trading on the Canadian Securities Exchange (the “
CSE
”) under the symbol “VERY”. Effective July 27, 2020, the Company’s shares commenced trading on the Frankfurt Stock Exchange (the “
FSE
”) under the symbol “0SI”. Effective October 14, 2020, the Company’s shares commenced trading on the OTC QB Market (the “
OTCQB
”) under the symbol “VRYYF”. Subsequent to the year end, effective March 17, 2021, the Company’s shares commenced trading on the TSX Venture Exchange (“
TSXV
”). The Company ceased trading on the CSE on March 16, 2021.
The Company’s registered and records office are located at Suite 409 – 221 West Esplanade, North Vancouver, British Columbia, BC V7M 3J3.
These consolidated financial statements have been prepared on the basis that the Company will continue as a going concern, which assumes that the Company will be able to realize its assets and satisfy its liabilities in the normal course of business for the foreseeable future.
For the year ended December 31, 2020, the Company generated a net loss of $13,858,800 (2019 - $2,341,544) and negative cash flows from operations of $9,660,481 (2019 - $1,432,523). The Company expects to incur further losses in the development of its business and has significant capital projects planned. The continued operations of the Company are dependent on future profitable operations, management’s ability to manage costs, and raising additional equity or debt. Whether and when the Company can generate sufficient operating cash flows to pay for its expenditures and settle its obligations as they fall due is uncertain. As a result of these conditions, management has concluded, in making its going concern assessment, that there are material uncertainties related to events and conditions that may cast significant doubt upon the Company’s ability to continue as a going concern.
These consolidated financial statements do not reflect the adjustments to the carrying values of assets and liabilities and the reported expenses and statement of financial position classifications that would be necessary were the going concern assumption inappropriate. These adjustments could be material.
Covid-19
Estimation Uncertainty
On March 11, 2020, the World Health Organization declared the outbreak of the novel coronavirus (“
COVID-19
”) a global pandemic. This has resulted in governments worldwide, including the Canadian government, to enact emergency measures to combat the spread of the virus. These measures, which include social distancing, the implementation of travel bans, and closures of non-essential
businesses, have caused material disruption to businesses globally, resulting in an economic slowdown. As at December 31, 2020, we have not observed any material impairments of our assets or a significant change in the fair value of assets, due to the
COVID-19
pandemic.
The situation is dynamic and the ultimate duration and magnitude of the impact of
COVID-19
on the economy and the financial effect on our business, financial position and operating results remain unknown at this time. These impacts could include the ability of the Company to raise capital, the impairment in the value of our long-lived assets, or potential future decreases in revenue or the profitability of our ongoing and future operations. The Company is closely monitoring the impact of the pandemic on all aspects of its business.